COMMITMENTS AND CONTINGENCIES (Details)					6 Months Ended	12 Months Ended
	Apr. 04, 2024 USD ($)	Mar. 29, 2024 USD ($) $ / shares	Apr. 12, 2023 USD ($)	Oct. 12, 2021 USD ($) item $ / shares shares	Jun. 30, 2024 USD ($) item $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Aug. 12, 2024 USD ($) $ / shares	Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item				3	3
Granted underwriters option term					45 days
Purchase price, per unit | $ / shares					$ 10.05	$ 10.05
Deferred underwriting commissions					$ 6,050,000	$ 6,050,000		$ 12,100,000
AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
Share price | $ / shares		$ 11.50
PIPE and SAFE minimum investment amount		$ 65,000,000
PIPE minimum investment amount		45,000,000
SAFE minimum investment amount		15,000,000
Cantor Fitzgerald & Co
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee to be forfeited	$ 6,475,000
Deferred Underwriting Fee Payable	1,995,000
Odeon Capital Group LLC
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fee to be forfeited	2,775,000
Deferred Underwriting Fee Payable	$ 855,000
Fee reduction agreement
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions			$ 12,100,000
Total amount of reduction			8,100,000
Fee reduction agreement | Target at a pre-money valuation above $100 million
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions			$ 12,100,000
Percentage of aggregate deferred underwriting commissions forfeit			66.94%
Total amount of reduction			$ 6,050,000
Minimum pre money valuation			$ 100,000,000
Fee reduction agreement | Target at a pre-money valuation above $100 million | Minimum
COMMITMENTS AND CONTINGENCIES
Percentage of aggregate deferred underwriting commissions forfeit			50.00%
Subsequent event
COMMITMENTS AND CONTINGENCIES
Share price | $ / shares							$ 11.50
Aggregate investment							$ 2,585,200
Subsequent event | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
Aggregate investment							$ 2,600,000
Over Allotment
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares				3,000,000	3,000,000
Purchase price, per unit | $ / shares				$ 10.00
Aggregate purchase price				$ 30,000,000
Aggregate underwriter cash discount						$ 12,100,000
Deferred fee per unit | $ / shares					$ 0.70	$ 0.70
Aggregate deferred underwriting fee payable					$ 12,100,000
Working capital loans warrant
COMMITMENTS AND CONTINGENCIES
Deferred fee per unit | $ / shares					$ 0.50	0.50
Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Number of units issued | shares				23,000,000
Purchase price, per unit | $ / shares				$ 10.00
Underwriting cash discount per unit | $ / shares					$ 0.20	$ 0.20
Aggregate underwriter cash discount					$ 4,000,000	$ 4,000,000
Initial Public Offering | Fee reduction agreement
COMMITMENTS AND CONTINGENCIES
Deferred underwriting commissions			$ 12,100,000
Private placement
COMMITMENTS AND CONTINGENCIES
PIPE investment, consideration to be received on transaction		$ 35,000,000
Share price | $ / shares		$ 11.50
Private placement | Within 20 Business Days Of Merger Agreement | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
SAFE investment, consideration to be received on transaction		$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment		20 days
Private placement | Within 40 Business Days Of Merger Agreement | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
SAFE investment, consideration to be received on transaction		$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment		40 days
Private placement | Within 60 Business Days Of Merger Agreement | AERKOMM Inc
COMMITMENTS AND CONTINGENCIES
SAFE investment, consideration to be received on transaction		$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment		60 days